NOTE 17. SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2015
Note 17. Segment Reporting Tables
Segment reporting

Year ended December 31, 2015

	Internet-based Business	Office Leasing	Total

Segment income	$46,585	$9,726	$56,311
Property and management cost	$—	$2,063	$2,063
Provision for credit losses	$10,021	$—	$10,021
Interest expense	$16,694	$—	$16,694
Interest expense, related parties	$6,038	$968	$7,006
Segment Income before taxes	$13,832	$6,695	$20,527

Year ended December 31, 2014

	Internet-based Business	Office Leasing	Total

Segment Income	$438	$4,937	$5,375
Property and management cost	$—	$2,532	$2,532
Provision for credit losses	$209	$—	$209
Interest expense	$7,292	$—	$7,292
Interest expense, related parties	$1,281	$128	$1,409
Segment (loss) income before taxes	$(8,344)	$2,277	$(6,067)

Year ended December 31, 2013

	Internet-based Business	Office Leasing	Total

Segment Income	$—	$678	$678
Property and management cost	$—	$1,360	$1,360
Provision for credit losses	$—	$—	$—
Interest expense, related parties	$—	$553	$553
Segment (loss) before taxes	$—	$(1,235)	$(1,235)